Investments in Joint Ventures and Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	$ (150,028)	$ (3,088,107)	$ (3,540,533)	$ (1,157,893)
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		(97,809)	42,782	46,893
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		200,260	182,805	118,959
Ductos el Peninsular, S.A.P.I de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		(100)	(1,097)	(17,605)
Other-net [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		95,311	179,566
Deer Park Refining Limited [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		(3,374,314)	(4,056,037)	(1,438,308)
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		34,670	55,738	47,719
Texas Frontera, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		20,892	34,486	47,585
CH4 Energia S.A. de C.V.[member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net		$ 32,983	$ 21,224	$ 36,864